Schwab Taxable Bond Funds

      SEMIANNUAL REPORT
      February 28, 2003

      Schwab Short-Term
      Bond Market Fund

      Schwab Total
      Bond Market Fund

                                                           [CHARLES SCHWAB LOGO]

A smart, cost-effective way investors can use bonds in an asset allocation strategy.

In this report

     Management's discussion.................................................  2
     The president of SchwabFunds(R) and the funds' manager take a look at the factors that shaped fund performance during the report period.

     Fund performance and related data
     Fund and index performance data, fund facts, portfolio holdings and fund financials.

        Schwab Short-Term Bond Market Fund...................................  6
        Ticker Symbol: SWBDX

        The fund seeks current income by tracking the performance of the Lehman Brothers Mutual Fund Short (1-5 Year) U.S. Government/Credit Index.

        Schwab Total Bond Market Fund........................................ 15
        Ticker symbol: SWLBX

        The fund seeks current income by tracking the performance of the Lehman Brothers U.S. Aggregate Bond Index.

     Financial notes ........................................................ 26

     Glossary ............................................................... 29

FROM THE CHAIRMAN

[PHOTO OF CHARLES R. SCHWAB]

Charles R. Schwab
Chairman

As this report goes to press, Americans are focusing on the war in Iraq. That's true for America's securities markets as well, since the war's potential implications for the world's economies and markets are huge.

Fortunately, there are ways that you as an investor can position your portfolio to deal with uncertainty. One way is to focus on asset allocation and the role of each asset class in a diversified portfolio.

The role of bond investments in a portfolio is to provide regular income and potentially to reduce the effects on the portfolio of volatility in stock investments. In fact, history shows that adding bond investments to a portfolio can reduce overall volatility while still delivering competitive returns. It's one main reason why our range of mutual funds includes a number of bond choices as well as stock and money market funds.

As you read this report, you may notice that we've introduced a few changes. One change is that we've added a letter from Randy Merk, the president of the funds. Randy brings to the job a great deal of experience in financial services, and in mutual funds in particular. We're glad to have his expert leadership, and we welcome his insights in these reports.

On behalf of SchwabFunds(R), I'd like to thank you for investing with us. Your continued trust and support mean a great deal to us, and it's our goal to respond to them by doing everything we can to help you meet your financial goals.

Sincerely,

/s/ Charles Schwab

MANAGEMENT'S DISCUSSION September 1, 2002--February 28, 2003

[PHOTO OF RANDALL W. MERK]

RANDALL W. MERK is President and CEO of Charles Schwab Investment Management, Inc. and is president of each of the funds covered in this report. He joined the firm in August of 2002 and has nearly a quarter-century of experience in the asset management industry.

Dear Shareholder:

As one of the newer members of the SchwabFunds(R) team, I've been impressed with the talent and integrity of the people here. Above all, I've been impressed with the dedication they show to understanding the needs and concerns of our shareholders.

That dedication is particularly important right now. Times of market volatility and uncertainty about world events seem to demand a heightened level of diligence on the part of investment professionals. At SchwabFunds we are keenly aware of this, and we're working hard to uphold the best interests of our shareholders.

There are many issues on the table for mutual funds at the moment. These include changes in corporate governance practices (many of which affect mutual funds), the requirements of the Sarbanes-Oxley Act, and new regulations affecting disclosures of proxy voting practices. These changes are still relatively new, and in some cases are not yet fully defined. However, they all have the potential to benefit shareholders, and I want to assure you that we'll keep you informed of the progress we are making with these issues.

In the meantime, it is worth keeping in mind that many things about mutual fund investing remain unchanged. In particular, time-tested investment practices such as asset allocation and diversification remain as appropriate as ever.

In closing, let me thank you for choosing SchwabFunds for your mutual fund investments. We're committed to helping you reach your financial goals in every way we can. If there is something more that we can do, I hope you'll let us know.

Sincerely,

/s/ Randall W. Merk


Schwab Taxable Bond Funds

[PHOTO OF KIM DAIFOTIS]

KIM DAIFOTIS, CFA, a vice president and senior portfolio manager of the investment adviser, has overall responsibility for management of the funds. He joined the firm in 1997, and has over 20 years of experience in fixed-income research and asset management.

THE ECONOMY

A PERIOD OF CONTINUED MODEST GROWTH FOR THE ECONOMY, BUT ALSO ONE OF UNCERTAINTY AND CONCERN. The report period saw the U.S. economy behaving more or less as it has since late 2001. Economic growth was weak but not negative, consumer spending retreated a bit but was still the economy's mainstay, and the spectre of deflation remained at bay. In Washington, the government pushed on the economy to try to get it moving again--the Federal Reserve by cutting interest rates yet further (by a half-point in November 2002), the president and Congress by advancing new fiscal and tax policies.

However, this generally positive news was accompanied by a number of concerns, including geopolitical risks, ongoing corporate governance issues and the conspicuous absence of long-awaited improvements in economic output. With few signs that were truly encouraging and a host of issues whose outcome and effect on the economy were anything but clear, stock prices continued their long decline.

THE MARKET

BONDS CONTINUED TO OUTPERFORM OTHER MAJOR TYPES OF INVESTMENTS. Historically, times of trial and uncertainty tend to be bad for stocks and good for bonds, and this report period was no exception. The report period began with yields falling and prices rising, especially among Treasury and government agency issues. This trend had been in place during the

YIELD CURVE: Average yields of AAA securities of six maturities

[LINE GRAPH]

Maturity       9/1/2002   2/28/2003
3 Month            1.67        1.19
6 Month            1.66        1.18
2 Year             2.13        1.51
5 Year             3.22        2.66
10 Year            4.14        3.69
30 Year            4.93        4.67

THE YIELD CURVE GREW STEEPER DURING THE REPORT PERIOD AS RATES AT THE SHORT-MATURITY END OF THE SCALE CONTINUED TO FALL, PUSHED DOWN BY THE FEDERAL RESERVE'S NOVEMBER 2002 RATE CUT AND BY HIGH DEMAND FOR BONDS.

This chart shows where yields stood at the beginning of the report period and at the end of the period. For debt securities of comparable quality, those with longer maturities typically pay higher interest rates, because they are presumed to carry higher risk.

Data source: Bloomberg L.P.

MANAGEMENT'S DISCUSSION continued

BOND INVESTORS WERE SAFETY-MINDED AS THE REPORT PERIOD OPENED, SEEKING SECURITIES WITH HIGHER CREDIT QUALITY, BUT SOON BEGAN BUYING FOR YIELD AS MUCH AS QUALITY.

months leading into this report period, driven by declining short-term interest rates and high demand from investors moving assets out of stocks and corporate bonds.

In November, corporate bond prices began to rally. The long flight to quality had pushed Treasury yields so low (and prices so high) that corporate bonds were offering a significant yield premium. Investors began to show interest in corporates again, perhaps figuring (as we did) that their risks had become adequately reflected in their comparatively low prices.

As of the report date, the bond market seemed caught between two possible scenarios. Further economic weakness could mean continued low interest rates and high demand for quality bonds. But economic improvement could result in the opposite scenario, pushing yields up and prices down.

In a textbook economic recovery, short-term interest rates rise, sometimes rather rapidly, while longer term rates, which tend to be more a reflection of long-term yield averages, are less dramatically affected. As of the end of the report period, this had not yet occurred. If it does, shorter-term bonds are likely to be under the most price pressure.

THE FUNDS

DURING THE REPORT PERIOD, BOTH FUNDS POSTED NET GAINS, REDUCED THEIR TRACKING ERROR AND EXCEEDED THE AVERAGE PERFORMANCE OF THEIR RESPECTIVE CATEGORIES (see details in performance sections, pages 6 and 15). One of our main tasks this report period was to look for ways to better insulate the funds from the type of credit risk that caused them to lag their benchmarks for the 12 months prior to this report period. The main step we took was to increase diversification. Both funds now hold more issues in their portfolios and have smaller positions in most issues. A second step was to slightly overweight bonds from industrial issuers and slightly underweight bonds from utilities issuers, compared to the benchmarks.


Schwab Taxable Bond Funds

MANAGEMENT STRATEGIES IMPLEMENTED NEAR THE BEGINNING OF THE PERIOD HELPED EACH FUND PERFORM WELL IN ITS CATEGORY AND NARROW THE GAP WITH ITS BENCHMARK.

The type of risk that contributed to the funds' earlier underperformance of their respective benchmarks--the sudden, surprise collapse of several highly rated bond issues (because of corporate scandals)--was almost without historical precedent. We believe this type of risk will continue to be rare, but it will also remain virtually impossible to predict. Accordingly, we see the funds' increased diversification and the potential for modest shifts in industry weightings to be the funds' best defense against future problems of this type.

As the yield curve shows (see chart on page 3), the movement toward lower rates and higher prices was most pronounced at the short end of the curve, giving a substantial boost to returns for the SCHWAB SHORT-TERM BOND MARKET FUND. Maturities for longer bonds were also affected: in October 2002, 10-year Treasuries saw their lowest yields in approximately 40 years, dipping below 4% (see chart below). Most of the performance of the SCHWAB TOTAL BOND MARKET FUND resulted from yields, but rising prices still contributed approximately a third of total return.

As of the end of the period, we believe that the likeliest scenario is the continuation of a modest economic recovery, and we have positioned the funds accordingly.

The views expressed here are those of fund management as of the report date and may change subsequent to that date.

YIELDS OF U.S. TREASURY SECURITIES: Effective yields of five- and ten-year Treasuries

YIELDS REACHED LEVELS NOT SEEN IN OVER 40 YEARS, AS INVESTORS SOUGHT A SAFE HAVEN AND THE FEDERAL RESERVE CUT SHORT-TERM RATES ANOTHER HALF-POINT IN NOVEMBER 2002.

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth, waning investor interest in bonds, an increase in the issuance of bonds, or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.

Data source: Bloomberg L.P.

[LINE GRAPH]

                 5 Year       10 Year
31-Dec-92          5.99         6.69
   Jan-93          5.55         6.36
   Feb-93          5.21         6.02
   Mar-93          5.24         6.02
   Apr-93          5.11         6.01
   May-93          5.37         6.15
   Jun-93          5.05         5.78
   Jul-93          5.15         5.81
   Aug-93          4.79         5.45
   Sep-93          4.77         5.38
   Oct-93          4.85         5.43
   Nov-93          5.16         5.82
   Dec-93          5.21         5.79
   Jan-94          5.02         5.64
   Feb-94          5.57         6.13
   Mar-94          6.23         6.74
   Apr-94          6.64         7.04
   May-94          6.76         7.15
   Jun-94          6.95         7.32
   Jul-94          6.73         7.11
   Aug-94           6.8         7.17
   Sep-94          7.28          7.6
   Oct-94          7.49         7.81
   Nov-94          7.79         7.91
   Dec-94          7.83         7.82
   Jan-95          7.51         7.58
   Feb-95          7.04          7.2
   Mar-95          7.07          7.2
   Apr-95          6.88         7.06
   May-95          6.05         6.28
   Jun-95          5.97          6.2
   Jul-95          6.16         6.43
   Aug-95          6.07         6.28
   Sep-95          6.02         6.18
   Oct-95          5.81         6.02
   Nov-95          5.52         5.74
   Dec-95          5.38         5.57
   Jan-96          5.24         5.58
   Feb-96          5.73          6.1
   Mar-96          6.09         6.33
   Apr-96          6.41         6.67
   May-96          6.63         6.85
   Jun-96          6.46         6.71
   Jul-96          6.57         6.79
   Aug-96          6.73         6.94
   Sep-96          6.46          6.7
   Oct-96          6.07         6.34
   Nov-96          5.83         6.04
   Dec-96          6.21         6.42
   Jan-97          6.25         6.49
   Feb-97          6.39         6.55
   Mar-97          6.75          6.9
   Apr-97          6.57         6.72
   May-97           6.5         6.66
   Jun-97          6.38          6.5
   Jul-97           5.9         6.01
   Aug-97          6.22         6.34
   Sep-97          5.99          6.1
   Oct-97          5.71         5.83
   Nov-97          5.84         5.87
   Dec-97          5.71         5.74
   Jan-98          5.38         5.51
   Feb-98          5.59         5.62
   Mar-98          5.62         5.65
   Apr-98          5.64         5.67
   May-98          5.55         5.55
   Jun-98          5.47         5.45
   Jul-98           5.5         5.49
   Aug-98           4.8         4.98
   Sep-98          4.22         4.42
   Oct-98          4.23         4.61
   Nov-98          4.48         4.71
   Dec-98          4.54         4.65
   Jan-99          4.55         4.65
   Feb-99          5.22         5.29
   Mar-99           5.1         5.24
   Apr-99          5.21         5.35
   May-99          5.58         5.62
   Jun-99          5.65         5.78
   Jul-99          5.79          5.9
   Aug-99          5.87         5.97
   Sep-99          5.75         5.88
   Oct-99          5.96         6.02
   Nov-99          6.11         6.19
   Dec-99          6.34         6.44
   Jan-00          6.68         6.67
   Feb-00           6.6         6.41
   Mar-00          6.31            6
   Apr-00          6.54         6.21
   May-00          6.52         6.27
   Jun-00          6.19         6.03
   Jul-00          6.15         6.03
   Aug-00          5.97         5.73
   Sep-00          5.85          5.8
   Oct-00          5.81         5.75
   Nov-00          5.43         5.47
   Dec-00          4.98         5.11
   Jan-01          4.77         5.11
   Feb-01          4.66          4.9
   Mar-01          4.56         4.92
   Apr-01          4.89         5.34
   May-01          4.91         5.38
   Jun-01          4.95         5.41
   Jul-01          4.53         5.05
   Aug-01          4.38         4.83
   Sep-01           3.8         4.59
   Oct-01          3.48         4.23
   Nov-01          4.06         4.75
   Dec-01           4.3         5.05
   Jan-02          4.37         5.04
   Feb-02          4.19         4.88
   Mar-02          4.81          5.4
   Apr-02          4.41         5.09
   May-02          4.36         5.05
   Jun-02          4.03          4.8
   Jul-02          3.45         4.46
   Aug-02          3.22         4.14
   Sep-02          2.56          3.6
   Oct-02          2.73         3.89
   Nov-02          3.27         4.21
   Dec-02          2.74         3.82
   Jan-03          2.93         3.96
28-Feb-03          2.66         3.69

SCHWAB SHORT-TERM BOND MARKET FUND

PERFORMANCE as of 2/28/03

AVERAGE ANNUAL TOTAL RETURNS

This chart compares performance of the fund with the Lehman Brothers Mutual Fund Short (1-5 Year) U.S. Government/Credit Index, the fund's benchmark index 1 and the Morningstar Short-Term Bond Fund category. As of the end of the report period, the fund's 30-day SEC yield was 2.46%. 2

[BAR CHART]

                         LEHMAN BROTHERS MUTUAL FUND
                             SHORT (1-5 YEAR) U.S.                      CATEGORY
               FUND 2      GOVERNMENT/CREDIT INDEX      BENCHMARK 1     AVERAGE 3
6 MONTHS 4      3.53                3.76                    3.76           2.63
1 YEAR          7.02                8.12                    8.12           5.13
5 YEARS         6.32                7.08                    7.08           5.71
10 YEARS        5.56                6.28                    6.43           5.55

PERFORMANCE OF A $10,000 INVESTMENT

This graph shows performance over ten years of a hypothetical $10,000 investment in the fund, compared with a similar investment in two indices: the Lehman Brothers Mutual Fund Short (1-5 Year) U.S. Government/Credit Index and the fund's benchmark index. 1

$17,171 FUND 2

$18,395 BENCHMARK 1

$18,667 LEHMAN BROTHERS MUTUAL FUND SHORT (1-5 YEAR)
        U.S. GOVERNMENT/CREDIT INDEX

[LINE GRAPH]

                                         Lehman Brothers Mutual Fund
                                            Short (1-5 Year) U.S.
               Fund 2    Benchmark 1       Government/Credit Index
28-Feb-93      10000        10000                  10000
   Mar-93      10035        10031                  10037
   Apr-93      10126        10092                  10115
   May-93      10094        10068                  10085
   Jun-93      10234        10143                  10195
   Jul-93      10270        10166                  10215
   Aug-93      10413        10250                  10338
   Sep-93      10437        10283                  10372
   Oct-93      10473        10306                  10399
   Nov-93      10409        10308                  10378
   Dec-93      10456        10349                  10421
   Jan-94      10542        10413                  10509
   Feb-94      10371        10350                  10404
   Mar-94      10237        10297                  10300
   Apr-94      10148        10258                  10240
   May-94      10112        10272                  10252
   Jun-94      10124        10298                  10269
   Jul-94      10212        10390                  10384
   Aug-94      10238        10425                  10418
   Sep-94      10200        10401                  10363
   Oct-94      10208        10425                  10376
   Nov-94      10151        10381                  10323
   Dec-94      10161        10401                  10345
   Jan-95      10299        10542                  10504
   Feb-95      10435        10685                  10685
   Mar-95      10494        10745                  10746
   Apr-95      10582        10841                  10859
   May-95      10770        11026                  11111
   Jun-95      10813        11086                  11177
   Jul-95      10837        11130                  11203
   Aug-95      10914        11197                  11283
   Sep-95      10978        11252                  11347
   Oct-95      11068        11345                  11456
   Nov-95      11178        11442                  11578
   Dec-95      11268        11527                  11678
   Jan-96      11357        11625                  11786
   Feb-96      11285        11580                  11706
   Mar-96      11251        11572                  11669
   Apr-96      11248        11583                  11660
   May-96      11250        11609                  11668
   Jun-96      11338        11694                  11771
   Jul-96      11372        11739                  11813
   Aug-96      11393        11783                  11843
   Sep-96      11509        11890                  11974
   Oct-96      11653        12024                  12142
   Nov-96      11770        12113                  12258
   Dec-96      11720        12116                  12227
   Jan-97      11779        12174                  12283
   Feb-97      11795        12203                  12307
   Mar-97      11759        12193                  12268
   Apr-97      11866        12293                  12387
   May-97      11951        12379                  12477
   Jun-97      12044        12465                  12576
   Jul-97      12215        12601                  12762
   Aug-97      12186        12613                  12744
   Sep-97      12294        12709                  12863
   Oct-97      12406        12803                  12979
   Nov-97      12440        12835                  13003
   Dec-97      12526        12921                  13098
   Jan-98      12662        13045                  13250
   Feb-98      12641        13057                  13250
   Mar-98      12691        13103                  13296
   Apr-98      12748        13167                  13362
   May-98      12821        13247                  13443
   Jun-98      12892        13321                  13518
   Jul-98      12939        13377                  13575
   Aug-98      13116        13565                  13765
   Sep-98      13345        13818                  14023
   Oct-98      13390        13857                  14062
   Nov-98      13365        13846                  14051
   Dec-98      13399        13893                  14098
   Jan-99      13438        13962                  14169
   Feb-99      13313        13844                  14048
   Mar-99      13414        13948                  14154
   Apr-99      13428        13994                  14201
   May-99      13375        13938                  14144
   Jun-99      13404        13977                  14183
   Jul-99      13434        13991                  14198
   Aug-99      13465        14021                  14229
   Sep-99      13565        14134                  14343
   Oct-99      13587        14172                  14381
   Nov-99      13606        14196                  14406
   Dec-99      13606        14184                  14394
   Jan-00      13572        14156                  14365
   Feb-00      13678        14264                  14475
   Mar-00      13807        14369                  14582
   Apr-00      13803        14372                  14585
   May-00      13861        14415                  14628
   Jun-00      14047        14614                  14830
   Jul-00      14136        14718                  14936
   Aug-00      14268        14858                  15077
   Sep-00      14400        14996                  15218
   Oct-00      14464        15060                  15283
   Nov-00      14628        15224                  15450
   Dec-00      14846        15450                  15678
   Jan-01      15031        15685                  15917
   Feb-01      15131        15813                  16047
   Mar-01      15240        15943                  16179
   Apr-01      15265        15962                  16198
   May-01      15371        16056                  16294
   Jun-01      15442        16117                  16356
   Jul-01      15684        16378                  16621
   Aug-01      15814        16511                  16755
   Sep-01      16037        16782                  17030
   Oct-01      16170        16988                  17240
   Nov-01      15983        16885                  17134
   Dec-01      15930        16847                  17097
   Jan-02      15998        16910                  17160
   Feb-02      16043        17013                  17265
   Mar-02      15886        16841                  17090
   Apr-02      16050        17079                  17331
   May-02      16181        17213                  17468
   Jun-02      16262        17362                  17618
   Jul-02      16408        17570                  17830
   Aug-02      16586        17728                  17990
   Sep-02      16790        17960                  18226
   Oct-02      16795        17957                  18222
   Nov-02      16729        17933                  18199
   Dec-02      16979        18217                  18486
   Jan-03      17011        18228                  18497
28-Feb-03      17171        18395                  18667

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal values change, and when you sell your shares they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1 The fund changed its benchmark on 2/28/98, when it changed from being a government bond fund to its current strategy. Benchmark performance shown here is the Lehman Brothers Short (1-3 Year) U.S. Government Bond Index from fund inception through 2/28/98 and the Lehman Brothers Mutual Fund Short (1-5 Year) U.S. Government/Credit Index from 3/1/98 through the end of the report period. Benchmark performance for the one-year period is the Lehman Brothers Mutual Fund Short (1-5 Year) U.S. Government/Credit Index.

2 Fund performance reflects expense reductions by the fund's investment adviser (CSIM) and transfer agent and shareholder services agent (Schwab). Without these reductions, the fund's yield would have been 2.33%, and returns would have been lower. These returns do not reflect the deduction of taxes on fund distributions or the redemption of fund shares.

3 Source: Morningstar, Inc. As of 2/28/03, the total number of funds in the Short-Term Bond Fund category for the six-month, one-, five- and ten-year periods was 233, 221, 154 and 62, respectively.

4 Not annualized.


Schwab Taxable Bond Funds

FUND FACTS as of 2/28/03

FUND CATEGORY

                              INTEREST RATE SENSITIVITY 1
CREDIT QUALITY 1              Short      Medium      Long
High                           /X/        / /        / /
Medium                         / /        / /        / /
Low                            / /        / /        / /

STATISTICS

                                       FUND      INDEX 2
---------------------------------------------------------
NUMBER OF HOLDINGS                    100       2,261
---------------------------------------------------------
YIELD TO MATURITY                    2.54%       2.41%
---------------------------------------------------------
WEIGHTED AVERAGE RATE                5.44%       5.02%
---------------------------------------------------------
WEIGHTED AVERAGE MATURITY             2.5 yrs     2.7 yrs
---------------------------------------------------------
WEIGHTED AVERAGE DURATION             2.4 yrs     2.4 yrs
---------------------------------------------------------
WEIGHTED AVERAGE CREDIT QUALITY        AA          AA
---------------------------------------------------------
EXPENSE RATIO for the report period  0.41% 3       --
---------------------------------------------------------

PORTFOLIO COMPOSITION

These charts show three different views of the fund's portfolio: by type of security, credit quality of the security and by remaining maturity. All figures are shown as a percentage of the fund's investments. Holdings may have changed since the report date.

BY SECURITY TYPE

[PIE CHART]

          58.8%  U.S. GOVERNMENT SECURITIES
          34.9%  CORPORATE BONDS
           3.3%  COMMERCIAL PAPER &
                 OTHER CORPORATE OBLIGATIONS
           2.3%  ASSET-BACKED OBLIGATIONS
           0.7%  OTHER INVESTMENTS

BY CREDIT QUALITY 4

[PIE CHART]

           65.5%  AAA
            5.9%  AA
           11.5%  A
           13.8%  BBB
            3.3%  BB

BY MATURITY

[PIE CHART]

            9.1%  0-6 MONTHS
           57.2%  7-36 MONTHS
           31.9%  37-60 MONTHS
            1.8%  MORE THAN 60 MONTHS

1 Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund's portfolio as of 2/28/03, which may have changed since then, and is not a precise indication of risk or performance--past, present or future. Definitions of style box categories: Sensitivity (measured as duration):
  Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

2 The Lehman Brothers Mutual Fund Short (1-5 Year) U.S. Government/Credit Index.

3 Guaranteed by Schwab and the investment adviser (excluding interest, taxes and certain non-routine expenses) not to exceed 0.45% until 11/15/03. For further detail, please reference the Statement of Operations on page 13.

4 Based on ratings by Standard & Poor's and Moody's. Where ratings are different, the chart uses the higher rating.

SCHWAB SHORT-TERM BOND MARKET FUND -- Financials

Financial tables

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. Because this is a semiannual report, information for the current period is unaudited.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                                 9/1/02-   9/1/01-   9/1/00-   9/1/99-   9/1/98-   9/1/97-
                                                 2/28/03   8/31/02   8/31/01   8/31/00   8/31/99   8/31/98
----------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period            10.07     10.08      9.65      9.66      9.90      9.74
                                                 ---------------------------------------------------------
Income from investment operations:
  Net investment income                            0.18      0.50      0.59      0.57      0.50      0.56
  Net realized and unrealized gains or losses      0.17     (0.02)     0.43     (0.01)    (0.24)     0.17
                                                 ---------------------------------------------------------
  Total income from investment operations          0.35      0.48      1.02      0.56      0.26      0.73
Less distributions:
  Dividends from net investment income            (0.18)    (0.49)    (0.59)    (0.57)    (0.50)    (0.57)
                                                 ---------------------------------------------------------
Net asset value at end of period                  10.24     10.07     10.08      9.65      9.66      9.90
                                                 ---------------------------------------------------------
Total return (%)                                   3.53 1    4.88     10.84      5.97      2.66      7.64

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                               0.41 2    0.35      0.35      0.35 3    0.35      0.46
Expense reductions reflected in above ratio        0.16 2    0.28      0.31      0.32      0.42      0.39
Ratio of net investment income to
  average net assets                               3.65 2    4.95      5.90      5.91      5.11      5.58
Portfolio turnover rate                              72       150       248       129       195       128
Net assets, end of period ($ x 1,000,000)           595       493       369       219       218       157

1 Not annualized.

2 Annualized.

3 Would have been 0.36% if certain non-routine expenses (proxy fees) had been included.


See financial notes.

PORTFOLIO HOLDINGS As of February 28, 2003; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date. We use the symbol below to designate the top ten holdings; the number in the circle is the security's rank among the top ten.

(1) Top ten holding

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity shown is the later of the next interest rate change date or demand date.

                                  COST      MARKET VALUE
HOLDINGS BY CATEGORY           ($X1, 000)    ($X1, 000)
--------------------------------------------------------
 58.8%     U.S. GOVERNMENT
           SECURITIES           351,646        361,246

 34.9%     CORPORATE BONDS      208,275        214,455

  2.3%     ASSET BACKED
           OBLIGATIONS           14,441         14,497

  0.5%     MUNICIPAL BONDS        3,000          3,057

  3.3%     COMMERCIAL PAPER &
           OTHER CORPORATE
           OBLIGATIONS           20,098         20,100

  0.2%     OTHER INVESTMENT
           COMPANIES                958            958
--------------------------------------------------------
100.0%     TOTAL INVESTMENTS    598,418        614,313


     SECURITY                FACE VALUE      MKT. VALUE
        RATE, MATURITY DATE  ($ x 1,000)     ($ x 1,000)
U.S. GOVERNMENT SECURITIES
58.8% of investments

     U.S. TREASURY OBLIGATIONS 38.5%
     --------------------------------------------------
     U.S. TREASURY NOTES
        3.00%, 02/29/04           5,000           5,089
        3.63%, 03/31/04           5,000           5,129
        3.38%, 04/30/04           8,000           8,197
        5.25%, 05/15/04           8,000           8,382
        7.25%, 05/15/04           5,000           5,358
        3.25%, 05/31/04           7,000           7,172
        6.00%, 08/15/04          10,000          10,678
        2.13%, 08/31/04           5,000           5,059
        2.13%, 10/31/04           2,000           2,025

     SECURITY
     SERIES                  FACE VALUE      MKT. VALUE
        RATE, MATURITY DATE  ($ x 1,000)    ($ x 1,000)
     5.88%, 11/15/04              4,000           4,302
 (9) 7.88%, 11/15/04             10,000          11,091
 (8) 2.00%, 11/30/04             11,000          11,113
     1.75%, 12/31/04              6,000           6,034
 (2) 1.63%, 01/31/05             18,000          18,050
 (6) 7.50%, 02/15/05             10,000          11,159
     1.50%, 02/28/05             10,000           9,998
     6.75%, 05/15/05              6,150           6,835
 (7) 6.50%, 08/15/05             10,000          11,159
     5.88%, 11/15/05              9,000           9,969
(10) 5.63%, 02/15/06             10,000          11,074
     4.63%, 05/15/06             10,000          10,809
     6.88%, 05/15/06              3,500           4,025
 (5) 7.00%, 07/15/06             10,000          11,587
     6.50%, 10/15/06              9,000          10,341
     6.25%, 02/15/07              5,000           5,742
     3.00%, 11/15/07              7,000           7,125
 (1) 3.00%, 02/15/08             19,000          19,295
                                            -----------
                                                236,797

     AGENCY OBLIGATIONS 20.3%
     --------------------------------------------------
     FANNIE MAE
        3.63%, 04/15/04           5,000           5,127
 (3)    1.88%, 12/15/04          13,000          13,061
        3.88%, 03/15/05          10,000          10,458
        2.88%, 10/15/05          10,000          10,244
        5.50%, 02/15/06           4,000           4,390
        5.00%, 01/15/07           5,000           5,454
        4.25%, 07/15/07           5,000           5,319
        3.25%, 11/15/07           5,000           5,093

     FREDDIE MAC
        3.75%, 04/15/04           5,000           5,139
        3.00%, 07/15/04          10,000          10,208
        1.88%, 01/15/05          10,000          10,053
        2.88%, 09/15/05           5,000           5,128
        5.25%, 01/15/06           8,000           8,721
        5.50%, 07/15/06           5,000           5,525
        3.50%, 09/15/07          10,000          10,323
     Series 2574 Class JM
        5.00%, 07/31/06          10,000          10,206
                                            -----------
                                                124,449


See financial notes.

SCHWAB SHORT-TERM BOND MARKET FUND -- Financials

PORTFOLIO HOLDINGS As of February 28, 2003; unaudited. Continued

     SECURITY                                     FACE VALUE     MKT. VALUE
        RATE, MATURITY DATE                       ($ x 1,000)    ($ x 1,000)
     CORPORATE BONDS 34.9% of investments

     FIXED-RATE OBLIGATIONS 32.2%

     AB SPINTAB, 144A
        7.50%, 08/14/49                                 5,000          5,593

     ABITIBI CONSOLIDATED, INC.
        6.95%, 04/01/08                                 5,000          5,179

     AT&T WIRELESS SERVICES, INC.
        7.35%, 03/01/06                                 2,000          2,132

     BANK OF AMERICA CORP.
        3.88%, 01/15/08                                 5,000          5,137

     BOISE CASCADE CO.
        9.98%, 03/27/03                                 5,000          5,015

     BURLINGTON RESOURCES FINANCE, 144A
        5.60%, 12/01/06                                 4,000          4,373

     CAPITAL ONE BANK
        6.88%, 02/01/06                                 4,000          4,050

     CENDENT CORP., 144A
        6.88%, 08/15/06                                 3,500          3,695

     CINERGY CORP.
        6.25%, 09/01/04                                 5,000          5,200

     CONTINENTAL CABLEVISION
        9.50%, 08/01/13                                 3,270          3,783

     CVS CORP., 144A
        3.88%, 11/01/07                                 2,000          2,045

     DAIMLER-CHRYSLER N.A. HOLDINGS
        6.40%, 05/15/06                                 3,000          3,244

     DIAGEO CAPITAL, P.L.C.
        3.50%, 11/19/07                                 4,000          4,063

     DOLE FOODS CO.
        7.00%, 05/15/03                                 2,000          2,020

     EOP OPERATING, L.P.
        6.50%, 01/15/04                                 5,000          5,180

     ERAC U.S.A. FINANCE CO., 144A
        6.95%, 03/01/04                                 6,640          6,889

     FORD MOTOR CREDIT
        6.88%, 02/01/06                                 4,000          4,065

     FRANCE TELECOM
        8.70%, 03/01/06                                 2,000          2,254

     SECURITY
     SERIES                                       FACE VALUE     MKT. VALUE
        RATE, MATURITY DATE                       ($ x 1,000)    ($ x 1,000)
     GENERAL ELECTRIC CAPITAL CORP.
     Series A
        4.25%, 01/15/08                                 4,000          4,154

     GENERAL MILLS, INC.
        5.13%, 02/15/07                                 5,000          5,328

     GOLDMAN SACHS GROUP, INC.
        4.13%, 01/15/08                                 4,000          4,115

     HOUSEHOLD FINANCE CORP.
        6.40%, 06/17/08                                 5,000          5,547

     INTERNATIONAL BANK FOR RECONSTRUCTION
     & DEVELOPMENT
        4.00%, 01/10/05                                 6,000          6,272

     KELLOGG COMPANY
        6.00%, 04/01/06                                 3,500          3,840

     LEHMAN BROTHERS HOLDINGS, INC.
        8.25%, 06/15/07                                 4,000          4,759

     NEWS AMERICA, INC.
        6.63%, 01/09/08                                 4,000          4,362

     NORDBANKEN AB, 144A
        7.25%, 11/12/09                                 4,000          4,300

     NORTHROP GRUMAN CORP.
        9.38%, 10/15/24                                 5,580          6,303

     PHILLIPS PETROLEUM CO.
        8.50%, 05/25/05                                 2,000          2,269

     PROTECTIVE LIFE U.S. FUNDING TRUST, 144A
        5.50%, 05/14/04                                 5,000          5,195

     PROVINCE OF ONTARIO
        6.00%, 02/21/06                                 6,000          6,669

     PULTE HOMES, INC.
        8.38%, 08/15/04                                 3,000          3,183

     RAYTHEON CO.
        6.50%, 07/15/05                                 3,000          3,233

     REPUBLIC OF ITALY
        4.38%, 10/25/06                                 6,000          6,380

     SOCGEN REAL ESTATE, L.L.C., 144A
     Series A
        7.64%, 12/29/49                                 8,000          8,950

     STARWOOD HOTELS & RESORTS WORLDWIDE, INC.
        6.75%, 11/15/05                                 2,000          2,002

     SVENSKA HANDELSBANKEN, 144A
        7.13%, 03/07/49                                 5,000          5,575

     TELUS CORP.
        7.50%, 06/01/07                                 2,000          2,033


See financial notes.

     SECURITY
     SERIES                                       FACE VALUE     MKT. VALUE
        RATE, MATURITY DATE                       ($ x 1,000)    ($ x 1,000)
     TURNER BROADCASTING
        8.40%, 02/01/24                                 5,000          5,519

     TYCO INTERNATIONAL GROUP, SA
        6.25%, 06/15/03                                 5,000          5,050

     UNION PACIFIC CORP.
        8.35%, 05/01/25                                 2,000          2,329

     UNITED TELECOM
        9.50%, 04/01/03                                 5,000          5,025

     VERIZON GLOBAL FUNDING GROUP
        4.00%, 01/15/08                                 5,000          5,057

     WAL-MART STORES
        4.38%, 07/12/07                                 3,000          3,184

     WASTE MANAGEMENT, INC.
        7.00%, 10/15/06                                 2,825          3,118
                                                                 -----------
                                                                     197,668

     VARIABLE RATE OBLIGATIONS 2.7%
     -----------------------------------------------------------------------
     COUNTRYWIDE HOME LOAN
     Series K
        1.90%, 05/10/03                                 5,000          4,980

     FORD MOTOR CREDIT
        3.23%, 04/25/03                                 4,900          4,831

     GENERAL MOTORS ACCEPTANCE CORP.
        3.34%, 06/04/03                                 5,000          5,000

     MBNA CORP.
     Series F
        3.09%, 05/27/03                                 2,000          1,976
                                                                 -----------
                                                                      16,787

     ASSET-BACKED OBLIGATIONS 2.3% of investments

     FIXED RATE OBLIGATIONS 1.6%
     -----------------------------------------------------------------------
     ALTER MONETA RECEIVABLES, L.L.C.
     Series 2003-1
        2.56%, 03/15/11                                 5,000          5,006

     CAPITAL ONE MASTER TRUST
     Series 2000-2 Class A
        7.20%, 03/01/03                                 5,000          5,491
                                                                 -----------
                                                                      10,497

     VARIABLE RATE OBLIGATIONS 0.7%
     -----------------------------------------------------------------------
     BAYVIEW FINANCIAL ACQUISITION TRUST
     Series 2003-BA Class M1
        2.84%, 02/25/06                                 4,000          4,000

     MUNICIPAL BONDS 0.5% of investments

     FIXED RATE OBLIGATIONS 0.5%
     -----------------------------------------------------------------------
     CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES
     POWER SUPPLY REVENUE BOND
     Series 2002E
        3.59%, 05/01/04                                 3,000          3,057

     COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS
     3.3% of investments

 (4) AOL TIME WARNER, INC.
        1.36%, 03/03/03                                12,000         12,000

     ATLANTIS TWO FUNDING CORP.
        1.55%, 03/04/03                                 3,100          3,100

     CONOCO PHILLIPS
        1.50%, 03/04/03                                 5,000          5,000
                                                                 -----------
                                                                      20,100

                                                 MKT. VALUE
     SECURITY AND NUMBER OF SHARES               ($ x 1,000)
     OTHER INVESTMENT COMPANIES
     0.2% of investments

     PROVIDENT INSTITUTIONAL FUNDS--
     FED FUNDS PORTFOLIO 958,212                         958

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

SCHWAB SHORT-TERM BOND MARKET FUND -- Financials

Statement of
ASSETS AND LIABILITIES

As of February 28, 2003; unaudited. All numbers x 1,000 except NAV.

ASSETS
-----------------------------------------------------------------------------
Investments, at market value (including $218,574 of
     securities on loan)                                            $614,313 a
Collateral held for securities on loan                               221,125
Receivables:
     Fund shares sold                                                  1,931
     Interest                                                          5,952
     Investments sold                                                 15,403
Prepaid expenses                                                 +        52
                                                                 ------------
TOTAL ASSETS                                                         858,776

LIABILITIES
-----------------------------------------------------------------------------
Collateral held for securities on loan                               221,125
Payables:
     Fund shares redeemed                                                309
     Dividends to shareholders                                         1,354
     Investments bought                                               40,462
     Investment adviser and administrator fees                             5
     Transfer agent and shareholder service fees                           8
Accrued expenses                                                 +        18
                                                                 ------------
TOTAL LIABILITIES                                                    263,281

NET ASSETS
-----------------------------------------------------------------------------
TOTAL ASSETS                                                         858,776
TOTAL LIABILITIES                                                -   263,281
                                                                 ------------
NET ASSETS                                                          $595,495

NET ASSETS BY SOURCE

Capital received from investors                                      587,748
Net investment income not yet distributed                                202
Net realized capital losses                                           (8,350) b
Net unrealized capital gains                                          15,895

NET ASSET VALUE (NAV)

                      SHARES
NET ASSETS   /   OUTSTANDING   =      NAV
  $595,495            58,134       $10.24

a The fund's amortized cost for these securities was $598,418. Not counting short-term obligations and government securities, the fund paid $162,247 for securities during the report period, and received $151,404 from securities it sold or that matured. For long-term government securities, the fund paid $289,626 during the reporting period and received $214,964 for securities it sold or that matured. Included in the total purchases and sales amounts are $7,385 in transactions with other SchwabFunds(R).

b These derive from investments and short sales.

FEDERAL TAX DATA
------------------------------------------------------------------

PORTFOLIO COST                                           $598,486

NET UNREALIZED GAINS AND LOSSES:
Gains                                                    $ 15,967
Losses                                                +      (140)
                                                      ------------
                                                         $ 15,827

AS OF AUGUST 31, 2002:

UNDISTRIBUTED EARNINGS:
Ordinary income                                          $  2,010
Long-term capital gains                                  $     --

CAPITAL LOSSES UTILIZED                                  $    609

UNUSED CAPITAL LOSSES:
Expires 08/31 of:                                    Loss amount:
    2003                                                 $  3,637
    2004                                                    2,216
    2005                                                      173
    2008                                              +     1,241
                                                      -----------
                                                         $  7,267

DEFERRED CAPITAL LOSSES                                  $  8,099


See financial notes.

Statement of
OPERATIONS

For September 1, 2002 through February 28, 2003; unaudited. All numbers x
1,000.

INVESTMENT INCOME
------------------------------------------------------------------
Interest                                                 $ 10,936
Lending of securities                                 +       122
                                                       -----------
TOTAL INVESTMENT INCOME                                    11,058

NET REALIZED GAINS
------------------------------------------------------------------
Net realized gains on investments sold                      7,306

NET UNREALIZED GAINS
------------------------------------------------------------------
Net unrealized gains on investments                         1,839

EXPENSES
------------------------------------------------------------------
Investment adviser and administrator fees                     798 a
Transfer agent and shareholder service fees                   682 b
Trustees' fees                                                  5 c
Custodian and portfolio accounting fees                        24
Professional fees                                              14
Registration fees                                               5
Shareholder reports                                            29
Other expenses                                         +        7
                                                       -----------
Total expenses                                              1,564
Expense reduction                                      -      447 d
                                                       -----------
NET EXPENSES                                                1,117

INCREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                    11,058
NET EXPENSES                                           -    1,117
                                                       -----------
NET INVESTMENT INCOME                                       9,941
NET REALIZED GAINS                                          7,306 e
NET UNREALIZED GAINS                                   +    1,839 e
                                                       -----------
INCREASE IN NET ASSETS FROM OPERATIONS                    $19,086

a Calculated as a percentage of average daily net assets: 0.30% of the first
  $500 million and 0.22% of assets beyond that.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least November 15, 2003, to 0.45%of average daily net assets. Prior to November 16, 2002, this limit was 0.35%. This limit doesn't include interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $9,145.


See financial notes.

SCHWAB SHORT-TERM BOND MARKET FUND -- Financials

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000.
Figures for 9/1/02-2/28/03 are unaudited.

OPERATIONS
---------------------------------------------------------------------------
                                          9/1/02-2/28/03    9/1/01-8/31/02
Net investment income                            $ 9,941           $20,801
Net realized gains or losses                       7,306            (7,599)
Net unrealized gains                          +    1,839             7,295
                                              -----------------------------
INCREASE IN NET ASSETS FROM OPERATIONS            19,086            20,497

DISTRIBUTIONS PAID
---------------------------------------------------------------------------
Dividends from net investment income             $ 9,941           $20,466 a

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------
                                9/1/02-2/28/03          9/1/01-8/31/02
                             QUANTITY       VALUE    QUANTITY       VALUE
Shares sold                    21,400   $ 216,770      38,164   $ 382,502
Shares reinvested                 770       7,799       1,465      14,642
Shares redeemed             + (13,028)   (131,663)    (27,201)   (272,237)
                            ----------------------------------------------
NET INCREASE                    9,142   $  92,906      12,428   $ 124,907

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------
                                9/1/02-2/28/03          9/1/01-8/31/02
                               SHARES  NET ASSETS      SHARES  NET ASSETS
Beginning of period            48,992    $493,444      36,564    $368,506
Total increase              +   9,142     102,051      12,428     124,938 b
                            ----------------------------------------------
END OF PERIOD                  58,134    $595,495      48,992    $493,444 c

a The tax-basis components of distributions paid for the prior report period were:

  Ordinary income            $20,466
  Long-term capital gains    $    --

b Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value from transactions in fund shares, minus distributions paid.

c Includes net investment income not yet distributed in the amount of $202 at the end of the current and prior periods.


See financial notes.

SCHWAB TOTAL BOND MARKET FUND

PERFORMANCE as of 2/28/03

AVERAGE ANNUAL TOTAL RETURNS

This chart compares performance of the fund with the Lehman Brothers U.S. Aggregate Bond Index, the fund's benchmark index 1 and the Morningstar Intermediate-Term Bond Fund category. As of the end of the report period, the fund's 30-day SEC yield was 2.96%. 2

[BAR CHART]

                                   LEHMAN BROTHERS U.S.
                         FUND 2    AGGREGATE BOND INDEX      BENCHMARK 1     CATEGORY AVERAGE 3
6 MONTHS 4               4.77%             4.74%                 4.74%              4.69%
1 YEAR                   8.98%             9.91%                 9.91%              8.21%
5 YEARS                  7.10%             7.60%                 7.60%              6.32%
SINCE INCEPTION 3/5/93   6.99%             7.16%                 7.21%               n/a

PERFORMANCE OF A $10,000 INVESTMENT

This graph shows performance since inception of a hypothetical $10,000 investment in the fund, compared with a similar investment in two indices: the Lehman Brothers U.S. Aggregate Bond Market Index and the fund's benchmark index. 1

$19,650 FUND 2

$19,861 BENCHMARK 1

$20,064 LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX

[LINE GRAPH]

                                          Lehman Brothers U.S.
               Fund 2     Benchmark 1     Aggregate Bond Index
05-Mar-93      10000        10000                10000
   Mar-93       9784         9979                 9979
   Apr-93       9890        10056                10048
   May-93       9927        10045                10061
   Jun-93      10314        10268                10244
   Jul-93      10441        10330                10302
   Aug-93      10863        10561                10482
   Sep-93      10901        10601                10511
   Oct-93      10952        10641                10550
   Nov-93      10688        10524                10460
   Dec-93      10738        10565                10517
   Jan-94      10938        10710                10659
   Feb-94      10544        10483                10474
   Mar-94      10220        10247                10216
   Apr-94      10112        10166                10134
   May-94      10060        10153                10133
   Jun-94      10027        10129                10110
   Jul-94      10239        10316                10311
   Aug-94      10233        10318                10324
   Sep-94      10050        10172                10172
   Oct-94      10036        10165                10163
   Nov-94      10031        10147                10140
   Dec-94      10122        10209                10210
   Jan-95      10347        10399                10412
   Feb-95      10647        10622                10660
   Mar-95      10718        10689                10726
   Apr-95      10887        10829                10875
   May-95      11429        11266                11296
   Jun-95      11445        11353                11379
   Jul-95      11348        11311                11354
   Aug-95      11566        11443                11491
   Sep-95      11711        11553                11602
   Oct-95      11931        11728                11753
   Nov-95      12173        11911                11929
   Dec-95      12395        12080                12096
   Jan-96      12438        12154                12176
   Feb-96      12075        11906                11964
   Mar-96      11934        11807                11881
   Apr-96      11766        11732                11814
   May-96      11722        11712                11790
   Jun-96      11885        11863                11948
   Jul-96      11890        11893                11981
   Aug-96      11830        11866                11960
   Sep-96      12112        12063                12168
   Oct-96      12451        12329                12439
   Nov-96      12763        12543                12651
   Dec-96      12537        12415                12534
   Jan-97      12533        12429                12572
   Feb-97      12556        12446                12604
   Mar-97      12353        12314                12464
   Apr-97      12606        12492                12651
   May-97      12732        12599                12771
   Jun-97      12918        12740                12923
   Jul-97      13363        13102                13272
   Aug-97      13152        12972                13159
   Sep-97      13397        13167                13354
   Oct-97      13687        13395                13548
   Nov-97      13700        13463                13610
   Dec-97      13778        13604                13747
   Jan-98      13977        13809                13923
   Feb-98      13938        13771                13912
   Mar-98      13964        13818                13959
   Apr-98      14035        13890                14032
   May-98      14166        14022                14165
   Jun-98      14263        14141                14286
   Jul-98      14306        14171                14316
   Aug-98      14575        14402                14549
   Sep-98      14930        14739                14890
   Oct-98      14844        14661                14811
   Nov-98      14866        14744                14895
   Dec-98      14937        14788                14940
   Jan-99      15061        14893                15046
   Feb-99      14770        14633                14783
   Mar-99      14870        14713                14864
   Apr-99      14874        14760                14911
   May-99      14703        14630                14780
   Jun-99      14649        14584                14733
   Jul-99      14614        14522                14671
   Aug-99      14594        14515                14664
   Sep-99      14790        14684                14834
   Oct-99      14832        14738                14889
   Nov-99      14841        14736                14887
   Dec-99      14782        14666                14816
   Jan-00      14719        14617                14767
   Feb-00      14886        14794                14945
   Mar-00      15112        14989                15143
   Apr-00      15019        14946                15099
   May-00      14962        14938                15091
   Jun-00      15300        15249                15405
   Jul-00      15435        15388                15545
   Aug-00      15666        15611                15771
   Sep-00      15764        15709                15870
   Oct-00      15852        15813                15975
   Nov-00      16114        16072                16237
   Dec-00      16420        16371                16539
   Jan-01      16640        16638                16808
   Feb-01      16784        16783                16955
   Mar-01      16909        16867                17039
   Apr-01      16855        16796                16968
   May-01      16974        16897                17070
   Jun-01      17069        16961                17135
   Jul-01      17457        17341                17518
   Aug-01      17653        17540                17720
   Sep-01      17813        17744                17925
   Oct-01      18132        18115                18300
   Nov-01      17872        17865                18047
   Dec-01      17760        17750                17932
   Jan-02      17901        17894                18077
   Feb-02      18017        18068                18253
   Mar-02      17694        17768                17950
   Apr-02      17942        18112                18298
   May-02      18120        18266                18453
   Jun-02      18259        18425                18614
   Jul-02      18436        18648                18839
   Aug-02      18740        18963                19157
   Sep-02      19041        19271                19468
   Oct-02      18902        19182                19378
   Nov-02      18907        19176                19372
   Dec-02      19320        19573                19773
   Jan-03      19373        19591                19791
28-Feb-03      19650        19861                20064

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal values change, and when you sell your shares they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1 The fund changed its benchmark on 2/28/98, when it changed from being a government bond fund to its current strategy. Benchmark performance shown here is the Lehman Brothers General U.S. Government Bond Index from fund inception through 2/28/98 and the Lehman Brothers U.S. Aggregate Bond Index from 3/1/98 through the end of the report period. Benchmark performance for the one-year period is the Lehman U.S. Aggregate Bond Index.

2 Fund performance reflects expense reductions by the fund's investment adviser
  (CSIM) and transfer agent and shareholder services agent (Schwab). Without these reductions, the fund's yield would have been 2.87%, and returns would have been lower. These returns do not reflect the deduction of taxes on fund distributions or the redemption of fund shares.

3 Source: Morningstar, Inc. As of 2/28/03, the total number of funds in the Intermediate-Term Bond Fund category for the six-month, one- and five-year periods was 724, 697 and 428, respectively.

4 Not annualized.

SCHWAB TOTAL BOND MARKET FUND SCHWAB SHORT

FUND FACTS as of 2/28/03

FUND CATEGORY

                                  INTEREST RATE SENSITIVITY 1
CREDIT QUALITY 1                  Short      Medium      Long
     High                          / /         /X/        / /
     Medium                        / /         / /        / /
     Low                           / /         / /        / /

STATISTICS

                                     FUND       INDEX 2
---------------------------------------------------------
NUMBER OF HOLDINGS                    159       7,117
---------------------------------------------------------
YIELD TO MATURITY                    4.23%       3.94%
---------------------------------------------------------
WEIGHTED AVERAGE RATE                5.39%       6.04%
---------------------------------------------------------
WEIGHTED AVERAGE MATURITY             4.9 yrs     6.8 yrs
---------------------------------------------------------
WEIGHTED AVERAGE DURATION             3.8 yrs     3.8 yrs
---------------------------------------------------------
WEIGHTED AVERAGE CREDIT QUALITY        AA          AA
---------------------------------------------------------
EXPENSE RATIO for the report period  0.41% 3       --
---------------------------------------------------------

PORTFOLIO COMPOSITION

These charts show three different views of the fund's portfolio: by type of security, credit quality of the security and by remaining maturity. All figures are shown as a percentage of the fund's investments. Holdings may have changed since the report date.

BY SECURITY TYPE

[PIE CHART]

52.1%   U.S. GOVERNMENT SECURITIES
28.1%   CORPORATE BONDS
13.7%   COLLATERALIZED MORTGAGE
        OBLIGATIONS & ASSET-BACKED
        OBLIGATIONS
 4.6%   COMMERCIAL PAPER & OTHER
        CORPORATE OBLIGATIONS
 1.5%   OTHER INVESTMENTS

BY CREDIT QUALITY 4

[PIE CHART]

65.1%   AAA
 6.3%   AA
 9.8%   A
13.0%   BBB
 1.8%   BB
 4.0%   SHORT-TERM RATINGS
        OR UNRATED SECURITIES

BY MATURITY

[PIE CHART]

15.9%   0-1 YEAR
75.1%   2-10 YEARS
 4.6%   11-20 YEARS
 4.0%   21-30 YEARS
 0.4%   MORE THAN 30 YEARS

1 Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund's portfolio as of 2/28/03, which may have changed since then, and is not a precise indication of risk or performance--past, present or future. Definitions of style box categories: Sensitivity (measured as duration):
  Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

2 The Lehman Brothers U.S. Aggregate Bond Index.

3 Guaranteed by Schwab and the investment adviser (excluding interest, taxes and certain non-routine expenses) not to exceed 0.45% until 11/15/03. For further detail, please reference the Statement of Operations on page 24.

4 Based on ratings by Standard & Poor's and Moody's. Where ratings are different, the chart uses the higher rating.


Schwab Taxable Bond Funds

SCHWAB TOTAL BOND MARKET FUND -- Financials

Financial tables

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. Because this is a semiannual report, information for the current period is unaudited.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                                 9/1/02-    9/1/01-    9/1/00-   9/1/99-    9/1/98-   9/1/97-
                                                 2/28/03    8/31/02    8/31/01   8/31/00    8/31/99   8/31/98
-------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period            10.22      10.24       9.65      9.58      10.18      9.75
                                                 ------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.19       0.47       0.60      0.61       0.55      0.60
  Net realized and unrealized gains or losses      0.29       0.13       0.59      0.07      (0.53)     0.43
                                                 ------------------------------------------------------------
  Total income from investment operations          0.48       0.60       1.19      0.68       0.02      1.03
Less distributions:
  Dividends from net investment income            (0.19)     (0.46)     (0.60)    (0.61)     (0.55)    (0.60)
  Distributions from net realized gains           (0.09)     (0.16)        --        --      (0.07)       --
                                                 ------------------------------------------------------------
  Total distributions                             (0.28)     (0.62)     (0.60)    (0.61)     (0.62)    (0.60)
                                                 ------------------------------------------------------------
Net asset value at end of period                  10.42      10.22      10.24      9.65       9.58     10.18
                                                 ------------------------------------------------------------
Total return (%)                                   4.77 1     6.18      12.68      7.36       0.14     10.83

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                                0.41 2     0.35       0.35      0.35 3     0.35      0.31
Expense reductions reflected in above ratio        0.13 2     0.22       0.23      0.27       0.39      0.51
Ratio of net investment income to
 average net assets                                3.75 2     4.66       6.00      6.42       5.55      5.86
Portfolio turnover rate                              62         74        153       135        174       285
Net assets, end of period ($ x 1,000,000)         1,043      1,053        926       647        480       294

1 Not annualized.

2 Annualized.

3 Would have been 0.36% if non-routine expenses (proxy fees) had been included.


See financial notes.

SCHWAB TOTAL BOND MARKET FUND -- Financials

PORTFOLIO HOLDINGS As of February 28, 2003; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 =  Delayed-delivery security

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity shown is the later of the next interest rate change date or demand date.

                                                      COST     MARKET VALUE
HOLDINGS BY CATEGORY                              ($ x 1,000)    ($ x 1,000)
----------------------------------------------------------------------------
 52.1% U.S. GOVERNMENT SECURITIES                    716,931        734,711

 28.1% CORPORATE BONDS                               381,884        395,839

 13.7% COLLATERALIZED MORTGAGE OBLIGATIONS &
       ASSET-BACKED OBLIGATIONS                      192,695        192,419

  1.2% MUNICIPAL BONDS                                16,980         17,123

  4.6% COMMERCIAL PAPER & OTHER CORPORATE
       OBLIGATIONS                                    65,175         65,180

  0.3% PREFERRED STOCK                                 3,500          3,896

  0.0% OTHER INVESTMENT COMPANIES                        628            628
---------------------------------------------------------------------------
100.0% TOTAL INVESTMENTS                           1,377,793      1,409,796

     SECURITY                                     FACE VALUE     MKT. VALUE
        RATE, MATURITY DATE                       ($ x 1,000)    ($ x 1,000)
     U.S. GOVERNMENT SECURITIES 52.1% of
     investments

     U.S. TREASURY OBLIGATIONS 18.3%
     -----------------------------------------------------------------------

     U.S. TREASURY BONDS
        9.88%, 11/15/15                                5,000          7,834
        7.25%, 05/15/16                               10,000         13,027
        9.00%, 11/15/18                                5,000          7,586
        8.00%, 11/15/21                               11,000         15,624
        7.25%, 08/15/22                                5,000          6,636
        6.13%, 11/15/27                                5,000          5,963
        6.13%, 08/15/29                                1,000          1,197
        6.25%, 05/15/30                                5,000          6,098
        5.38%, 02/15/31                               15,500         17,190

     U.S. TREASURY NOTES
        1.63%, 01/31/05                                5,000          5,014
        3.00%, 02/15/08                                5,000          5,078
        3.63%, 03/31/04                                5,000          5,129
        3.38%, 04/30/04                                5,000          5,123
        5.25%, 05/15/04                                4,000          4,191
        3.25%, 05/31/04                                5,000          5,123
        6.00%, 08/15/04                                8,500          9,076
        13.75%, 08/15/04                              10,000         11,792
        2.13%, 10/31/04                                5,000          5,062
        7.50%, 02/15/05                               10,000         11,159
        5.63%, 02/15/06                                8,000          8,859
        4.63%, 05/15/06                               10,000         10,809
        6.50%, 10/15/06                               11,000         12,639
        6.25%, 02/15/07                                5,000          5,742
        6.63%, 05/15/07                                5,000          5,841
        3.25%, 08/15/07                                1,500          1,547
        6.13%, 08/15/07                                4,000          4,611
        3.00%, 11/15/07                                3,500          3,562
        5.63%, 05/15/08                                3,000          3,415
        4.75%, 11/15/08                                7,000          7,678
        6.50%, 02/15/10                                5,000          6,016
        5.00%, 08/15/11                                2,000          2,215
        4.88%, 02/15/12                                1,000          1,097
        4.38%, 08/15/12                                7,800          8,243
        4.00%, 11/15/12                               16,000         16,417
        3.88%, 02/15/13                               11,500         11,673
                                                                 ----------
                                                                    258,266

     MORTGAGE-BACKED OBLIGATIONS 25.8%
     -----------------------------------------------------------------------

     FANNIE MAE
=(5)    5.50%, 03/01/18                               20,000         20,837
  =     6.50%, 03/01/18                               17,000         18,031
  =     7.00%, 03/01/18                               17,000         18,153
=(7)    5.50%, 03/01/33                               20,000         20,469
=(6)    6.00%, 03/01/33                               20,000         20,806
=(2)    6.50%, 03/01/33                               40,000         41,849
=(1)    7.00%, 03/01/33                               48,000         50,640
  =     7.50%, 03/01/33                               15,000         15,984

     FREDDIE MAC
=(4)    6.00%, 03/01/18                               28,000         29,374
  =     6.00%, 03/01/33                               18,000         18,725
=(3)    6.50%, 03/01/33                               36,000         37,665


See financial notes.

     SECURITY                                     FACE VALUE     MKT. VALUE
        RATE, MATURITY DATE                       ($ x 1,000)    ($ x 1,000)
        GINNIE MAE
  =     6.00%, 03/01/33                               14,000         14,639
  =     6.50%, 03/01/33                               14,000         14,748
=(9)    7.00%, 03/01/33                               19,000         20,193
  =     7.50%, 03/01/33                               10,000         10,706
  =     8.00%, 03/01/33                               10,000         10,841
                                                                 ----------
                                                                    363,660

     AGENCY OBLIGATIONS 8.0%
     -----------------------------------------------------------------------

     FANNIE MAE
        5.13%, 02/13/04                                5,000          5,180
        3.50%, 09/15/04                                5,000          5,147
        3.88%, 03/15/05                                7,500          7,844
        6.00%, 12/15/05                                5,000          5,545
        5.50%, 02/15/06                               15,000         16,461
        4.25%, 07/15/07                                5,000          5,319
        6.00%, 05/15/08                                5,000          5,716
        6.63%, 09/15/09                                2,500          2,958
        4.38%, 09/15/12                               10,000         10,229
        7.25%, 05/15/30                                2,500          3,221

     FREDDIE MAC
        3.00%, 07/15/04                                4,000          4,083
        4.25%, 06/15/05                                5,000          5,286
        2.88%, 09/15/05                                5,000          5,128
        4.88%, 03/15/07                                5,000          5,451
        7.00%, 03/15/10                                5,000          6,074
        5.75%, 01/15/12                                5,000          5,667
        5.13%, 07/15/12                                5,000          5,421
        4.50%, 01/15/13                                5,000          5,158
        6.25%, 07/15/32                                2,500          2,897
                                                                 ----------
                                                                    112,785

     CORPORATE BONDS 28.1% of investments

     FIXED-RATE OBLIGATIONS 18.1%
     -----------------------------------------------------------------------

     AB SPINTAB, 144A
        7.50%, 08/14/06                                6,300          7,047

     ABITIBI CONSOLIDATED, INC.
        8.55%, 08/01/10                                4,000          4,410

     ANDERSON EXPLORATION, LTD.
        6.75%, 03/15/11                                7,000          7,741

     AT&T BROADBAND CORP.
        9.46%, 11/15/22                                5,000          6,323

     SECURITY
     SERIES                                       FACE VALUE     MKT. VALUE
        RATE, MATURITY DATE                       ($ x 1,000)    ($ x 1,000)
     AT&T WIRELESS SERVICES, INC.
        8.75%, 03/01/31                                2,000          2,132

     BAE SYSTEMS ASSET TRUST, 144A
     Series 2001 Class B
        7.16%, 12/15/11                                5,882          6,195

     BANK OF AMERICA CORP.
        7.80%, 02/15/10                                5,000          6,041

     CAPITAL ONE BANK
        6.65%, 03/15/04                                3,050          3,097

     CENDENT CORP., 144A
        6.88%, 08/15/06                                3,500          3,695

     CODELCO, INC., 144A
        6.38%, 11/30/12                                5,000          5,336

     DOLE FOODS CO.
        7.00%, 05/15/03                                3,000          3,030

     ERAC U.S.A. FINANCE CO., 144A
        7.35%, 06/15/08                                7,000          7,989

     FORD MOTOR CO.
        7.45%, 07/16/31                                5,000          4,216

     FORD MOTOR CREDIT
        6.88%, 02/01/06                                6,000          6,098

     FRANCE TELECOM
        10.00%, 03/01/31                               5,000          6,459

     GENERAL ELECTRIC CAPITAL CORP.
     Series A
        4.25%, 01/15/08                                4,000          4,154

     GENERAL MILLS, INC.
        6.00%, 02/15/12                               10,000         11,059

     GOLDMAN SACHS GROUP, INC.
        6.88%, 01/15/11                                5,000          5,713

     HOUSEHOLD FINANCE CORP.
        6.40%, 06/17/08                               10,000         11,093

     INTERNATIONAL BANK FOR
        RECONSTRUCTION & DEVELOPMENT
        4.00%, 01/10/05                                6,000          6,272

     LEHMAN BROTHERS HOLDINGS, INC.
        8.25%, 06/15/07                                5,000          5,948

     LENNAR CORP.
        7.63%, 03/01/09                                5,000          5,650

     NEWS AMERICA, INC.
        7.28%, 06/30/28                                2,500          2,658
        7.63%, 11/30/28                                1,250          1,382


See financial notes.

SCHWAB TOTAL BOND MARKET FUND -- Financials

PORTFOLIO HOLDINGS As of February 28, 2003; unaudited. Continued

     SECURITY
     SERIES                                       FACE VALUE     MKT. VALUE
        RATE, MATURITY DATE                       ($ x 1,000)    ($ x 1,000)
     NEWS AMERICA HOLDINGS
        9.50%, 07/15/24                                2,500          3,205

     PEMEX PROJECT FUNDING MASTER TRUST, 144A
        7.38%, 12/15/14                                5,000          5,100

     PHILLIPS PETROLEUM CO.
        9.38%, 02/15/11                                5,000          6,531

     PROVINCE OF ONTARIO
        6.00%, 02/21/06                                6,000          6,669

     RAYTHEON CO.
        6.50%, 07/15/05                                7,000          7,543

     REPUBLIC OF ITALY
        4.38%, 10/25/06                                6,000          6,380

     SOCGEN REAL ESTATE, L.L.C., 144A
     Series A
        7.64%, 12/29/49                                5,000          5,594

     STANDARD CHARTERED BANK, 144A
        8.00%, 05/30/31                                5,000          5,967

     STARWOOD HOTELS & RESORTS WORLDWIDE, INC.
        6.75%, 11/15/05                                2,000          2,002
        7.38%, 11/15/15                                3,400          3,067

     SVENSKA HANDELSBANKEN, 144A
        7.13%, 03/07/07                               15,000         16,725

     TELUS CORP.
        7.50%, 06/01/07                                2,000          2,033

     TENET HEALTHCARE CORP.
        7.38%, 02/01/13                                5,000          5,063

     TIME WARNER ENTERTAINMENT CO.
        8.38%, 07/15/33                                5,000          5,900

     TYCO INTERNATIONAL GROUP, SA
        6.38%, 10/15/11                                5,000          4,675

     UNION PACIFIC CORP.
        8.35%, 05/01/25                                5,000          5,822

     UNITED TELECOM
        9.50%, 04/01/03                               10,000         10,050

     VERIZON NEW ENGLAND, INC.
        6.50%, 09/15/11                                7,000          7,894

     WASTE MANAGEMENT, INC.
        7.38%, 08/01/10                                5,000          5,699

     WEYERHAEUSER CO.
        6.75%, 03/15/12                                5,000          5,531
                                                                  ---------
                                                                    255,188

     SECURITY
     SERIES                                       FACE VALUE     MKT. VALUE
        RATE, MATURITY DATE                       ($ x 1,000)    ($ x 1,000)
     VARIABLE RATE OBLIGATIONS 10.0%
     -----------------------------------------------------------------------

     ALLETE
        2.22%, 04/21/03                               16,000         15,980

     BOISE CASCADE CO.
     Series A
        3.38%, 04/15/03                               10,000          9,880

     CONAGRA FOODS, INC.
        2.12%, 03/10/03                               12,500         12,517

     COUNTRYWIDE HOME LOAN, INC.
        1.89%, 05/22/03                               10,000          9,984

     DAIMLERCHRYSLER FINANCIAL CO., L.L.C.
        1.46%, 03/19/03                               10,000          9,991

     ERP OPERATING, L.P.
        1.97%, 05/21/03                               10,000         10,108

 (8) FORD MOTOR CREDIT
        3.23%, 04/25/03                               20,500         20,211

     GENERAL MOTORS ACCEPTANCE CORP.
        3.34%, 06/04/03                               10,000         10,000

     GULF STATES UTILITIES, 144A
        2.73%, 03/03/03                                5,000          4,992

     MBNA CORP.
        3.09%, 05/27/03                                2,000          1,976

     Series F
        2.36%, 03/12/03                                5,000          4,934

     NATIONAL CONSUMER COOPERATIVE BANK
     Series B
        3.60%, 05/05/03                               10,000         10,015

     POPULAR N.A., INC.
        3.03%, 04/15/03                               10,000         10,060

     WEYERHAEUSER CO. 144A
        2.54%, 03/17/03                               10,000         10,003
                                                                  ---------
                                                                    140,651


See financial notes.

     SECURITY
     SERIES                                       FACE VALUE     MKT. VALUE
        RATE, MATURITY DATE                       ($ x 1,000)    ($ x 1,000)
     COLLATERIZED MORTGAGE OBLIGATIONS &
     ASSET-BACKED OBLIGATIONS 13.7% of
     investments

     NON-U.S. GOVERNMENT AGENCY SECURITIES 11.9%
     FIXED-RATE OBLIGATIONS 1.2%
     -----------------------------------------------------------------------

     CAPITAL ONE MASTER TRUST
     Series 2000-2 Class A
        7.20%, 08/15/08                                5,000          5,491

     CITIBANK CREDIT CARD MASTER TRUST I
     Series 1999-5 A
        6.10%, 05/15/08                                5,000          5,517

     MBNA CREDIT CARD MASTER NOTE TRUST
     Series 2002-A1 Class A1
        4.95%, 06/15/09                                5,000          5,405
                                                                  ---------
                                                                     16,413

     VARIABLE RATE OBLIGATIONS 10.7%
     -----------------------------------------------------------------------

     AIRPLANES PASS THROUGH TRUST
     Series 1R Class A8
        1.72%, 03/15/03                               15,000         14,980

     ASSET BACKED SECURITIES CORP. HOME EQUITY
     LOAN TRUST
     Series 2003-HE1 Class A2
        1.84%, 03/15/03                               14,917         14,962

     COUNTRYWIDE ASSET-BACKED CERTIFICATES
     Series 2002-5 Class AV2
        1.76%, 03/25/03                                9,745          9,757
     Series 2002-6 Class AV1
        1.77%, 03/25/03                               16,819         16,819
     Series 2001-3 Class M1
        1.84%, 03/25/03                                3,000          2,998
     Series 2001-BC3 Class M1
        1.89%, 03/25/03                                5,000          4,894
     Series 2002-3 Class M1
        2.09%, 03/25/03                                4,000          4,001

     FIRST FRANKLIN MORTGAGE LOAN ASSET-BACKED
     CERTIFICATES
     Series 2002-FF3 Class A2
        1.80%, 03/25/03                               19,780         19,821

     LONG BEACH MORTGAGE LOAN TRUST
     Series 2003-1 Class A2
        1.74%, 03/25/03                                5,000          5,004

(10) MASTER ASSET BACKED SECURITIES TRUST
     Series 2003-OPT1 Class A2
        1.76%, 03/25/03                               20,000         20,000

     MMCA AUTOMOBILE TRUST
     Series 2002-5 Class A4
        1.79%, 03/15/03                               10,000         10,003

     PEGASUS AVIATION LEASE SECURITIZATION
     Series 2001-1A Class A3
        2.02%, 03/10/03                                9,450          8,659

     PROVIDENT BANK HOME EQUITY LOAN TRUST
     Series 1997-2 Class A5
        1.57%, 03/25/03                                3,755          3,747

     RESIDENTIAL ASSET MORTGAGE PRODUCTS, INC.
     Series 2003-RS1 Class All
        1.73%, 03/25/03                               15,000         15,005
                                                                  ---------
                                                                    150,650

     U.S. GOVERNMENT AGENCY SECURITIES 1.8%
     -----------------------------------------------------------------------

     FANNIE MAE
        6.50%, 09/01/22                               14,373         15,150

     FREDDIE MAC
     Series 2574 Class JM
        5.00%, 03/01/33                               10,000         10,206
                                                                  ---------
                                                                     25,356

     MUNICIPAL BONDS 1.2% of investments

     FIXED-RATE OBLIGATIONS 0.5%
     -----------------------------------------------------------------------

     CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES
     POWER SUPPLY REVENUE BOND
     Series 2002E
        3.59%, 05/01/04                                7,000          7,132

     VARIABLE RATE OBLIGATIONS 0.7%

     -----------------------------------------------------------------------
     CALIFORNIA STATE REVENUE ANTICIPATION NOTES
     Series A
        1.34%, 03/07/03                               10,000          9,991


See financial notes.

SCHWAB TOTAL BOND MARKET FUND -- Financials

PORTFOLIO HOLDINGS As of February 28, 2003; unaudited. Continued

     SECURITY                                     FACE VALUE     MKT. VALUE
        RATE, MATURITY DATE                       ($ x 1,000)    ($ x 1,000)
     COMMERCIAL PAPER & OTHER CORPORATE
     OBLIGATIONS 4.6% of investments
     ATLANTIS TWO FUNDING CORP.
        1.55%, 03/04/03                               15,500         15,499

     CONOCO PHILLIPS
        1.50%, 03/04/03                                6,309          6,309

     COUNTRYWIDE FUNDING CORP.
        1.30%, 03/03/03                                5,000          5,000

     INTERNATIONAL PAPER CO.
        1.33%, 03/25/03                               12,500         12,490

     SAFEWAY, INC.
        1.32%, 03/14/03                                9,566          9,562

     VIACOM, INC.
        1.40%, 03/04/03                                3,000          3,000
        1.35%, 03/07/03                               10,000          9,998

     WASHINGTON MUTUAL FINANCE CORP.
        1.35%, 03/27/03                                3,325          3,322
                                                                  ---------
                                                                     65,180

                                                                 MKT. VALUE
     SECURITY AND NUMBER OF SHARES                               ($ x 1,000)
     PREFERRED STOCK 0.3% of investments

     COBANK 70,000                                                    3,896

     OTHER INVESTMENT COMPANIES 0.0% of investments

     PROVIDENT INSTITUTIONAL FUNDS-- FED FUNDS
     PORTFOLIO 627,532                                                  628

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

Statement of
ASSETS AND LIABILITIES
As of February 28, 2003; unaudited. All numbers x 1,000 except NAV.

ASSETS
----------------------------------------------------------------------------
Investments, at market value (including $244,183 of
   securities on loan)                                            $1,409,796 a
Collateral held for securities on loan                               246,407
Receivables:
   Fund shares sold                                                      639
   Dividends                                                              45
   Interest                                                            9,505
   Investments sold                                                   27,455
Prepaid expenses                                               +          59
                                                               -------------
TOTAL ASSETS                                                       1,693,906

LIABILITIES
----------------------------------------------------------------------------
Collateral held for securities on loan                               246,407
Payables:
   Fund shares redeemed                                                  824
   Dividends to shareholders                                           2,505
   Investments bought                                                401,023
   Investment adviser and administration fees                             10
   Transfer agent and shareholder service fees                            14
Accrued expenses                                               +          22
                                                               -------------
TOTAL LIABILITIES                                                    650,805

NET ASSETS
----------------------------------------------------------------------------
TOTAL ASSETS                                                       1,693,906
TOTAL LIABILITIES                                              -     650,805
                                                               -------------
NET ASSETS                                                        $1,043,101

NET ASSETS BY SOURCE
Capital received from investors                                      991,581
Net investment income not yet distributed                                402
Net realized capital gains                                            19,115 b
Net unrealized capital gains                                          32,003

NET ASSET VALUE (NAV)

                 SHARES
NET ASSETS   /   OUTSTANDING   =   NAV
$1,043,101       100,099           $10.42

a The fund's amortized cost for these securities was $1,377,793. Not counting short-term obligations and government securities, the fund paid $293,946 for securities during the reporting period, and received $250,414 from securities it sold or that matured. For long-term government securities, the fund paid $657,682 during the report period and received $387,018 for securities it sold or that matured.

b These derive from investments, swap agreements and short sales.

FEDERAL TAX DATA
------------------------------------------------------------------

PORTFOLIO COST                                $1,378,282

NET UNREALIZED GAINS AND LOSSES:
Gains                                         $   33,960
Losses                                     +      (2,446)
                                           -------------
                                              $   31,514

AS OF AUGUST 31, 2002:

UNDISTRIBUTED EARNINGS:
Ordinary income                               $    4,213
Long-term capital gains                       $       --

DEFERRED CAPITAL LOSSES                       $    1,309


See financial notes.

SCHWAB TOTAL BOND MARKET FUND -- Financials

Statement of
OPERATIONS
For September 1, 2002 through February 28, 2003; unaudited. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------------
Interest                                                          $21,035
Lending of securities                                                 172
Dividends                                                      +      142
                                                               ----------
TOTAL INVESTMENT INCOME                                            21,349

NET REALIZED GAINS
-------------------------------------------------------------------------
Net realized gains on investments sold                             29,871

NET UNREALIZED GAINS
-------------------------------------------------------------------------
Net unrealized gains on investments                                   131

EXPENSES
-------------------------------------------------------------------------
Investment adviser and administrator fees                           1,328 a
Transfer agent and shareholder service fees                         1,284 b
Trustees' fees                                                          7 c
Custodian and portfolio accounting fees                                60
Professional fees                                                      15
Registration fees                                                     (11)
Shareholder reports                                                    52
Other expenses                                                 +       10
                                                               ----------
Total expenses                                                      2,745
Expense reduction                                              -      649 d
                                                               ----------
NET EXPENSES                                                        2,096

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                            21,349
NET EXPENSES                                                   -    2,096
                                                               ----------
NET INVESTMENT INCOME                                              19,253
NET REALIZED GAINS                                                 29,871 e
NET UNREALIZED GAINS                                           +      131 e
                                                               ----------
INCREASE IN NET ASSETS FROM OPERATIONS                            $49,255

a Calculated as a percentage of average daily net assets: 0.30% of the first
  $500 million and 0.22% of assets beyond that.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least November 15, 2003, to 0.45% of average daily net assets. Prior to November 16, 2002, this limit was 0.35%. This limit doesn't include interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $30,002.


See financial notes.

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for 9/1/02-2/28/03 are unaudited.

OPERATIONS
------------------------------------------------------------------------
                                         9/1/02-2/28/03   9/1/01-8/31/02
Net investment income                           $19,253          $46,023
Net realized gains                               29,871            4,299
Net unrealized gains                         +      131           10,232
                                             ---------------------------
INCREASE IN NET ASSETS FROM OPERATIONS           49,255           60,554

DISTRIBUTIONS PAID
------------------------------------------------------------------------
Dividends from net investment income             19,335           45,256
Distributions from net realized gains
  on investments                             +    9,120           15,184
                                             ---------------------------
TOTAL DISTRIBUTIONS PAID                        $28,455          $60,440 a

a The tax-basis components of distributions paid for the prior report period were:

Ordinary income          $60,440
Long-term capital gains  $    --

TRANSACTIONS IN FUND SHARES
----------------------------------------------------------------------------------------
                                           9/1/02-2/28/03              9/1/01-8/31/02
                                       QUANTITY       VALUE        QUANTITY        VALUE
Shares sold                              19,044   $ 195,061          45,679    $ 460,968
Shares reinvested                         2,630      26,949           5,324       53,370
Shares redeemed                      +  (24,647)   (252,591)        (38,444)    (388,007)
                                     ---------------------------------------------------
NET INCREASE OR DECREASE                 (2,973)  $ (30,581)         12,559    $ 126,331

SHARES OUTSTANDING AND NET ASSETS
------------------------------------------------------------------------------------------
                                            9/1/02-2/28/03             9/1/01-8/31/02
                                         SHARES    NET ASSETS        SHARES     NET ASSETS
Beginning of period                     103,072    $1,052,882        90,513     $  926,437
Total increase or decrease           +   (2,973)       (9,781)       12,559        126,445 b
                                     -----------------------------------------------------
END OF PERIOD                           100,099    $1,043,101       103,072     $1,052,882 c

b Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value from transactions in fund shares, minus distributions paid.

c Includes net investment income not yet distributed in the amount of $402 and $484 for the current and prior period, respectively.

  Percent of fund shares owned by other SchwabFunds(R) as of the end of the current period:

  SCHWAB MARKETTRACK PORTFOLIOS(R)
  Growth Portfolio                   6.9%
  Balanced Portfolio                15.1%
  Conservative Portfolio            13.8%

  SCHWAB ANNUITY PORTFOLIOS
  Growth Portfolio II                0.3%


See financial notes.

FINANCIAL NOTES unaudited

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB INVESTMENTS, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940,as amended. The sidebar shows the funds in this report and their trust.

THE FUNDS OFFER ONE SHARE CLASS. Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may issue as many shares as necessary.

THE TRUST AND ITS FUNDS

This list shows all of the funds included in Schwab Investments. The funds discussed in this report are highlighted.

SCHWAB INVESTMENTS organized October 26, 1990
   Schwab 1000 Fund(R)
   Schwab Short-Term Bond Market Fund
   Schwab Total Bond Market Fund
   Schwab California Short/Intermediate
     Tax-Free Bond Fund
   Schwab California Long-Term Tax-Free Bond Fund
   Schwab Short/Intermediate Tax-Free Bond Fund
   Schwab Long-Term Tax-Free Bond Fund
   Schwab YieldPlus Fund(R)

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other investments and policies that may affect a fund's financials, as described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS DECLARE DIVIDENDS EVERY DAY THEY ARE OPEN FOR BUSINESS. These dividends, which are substantially equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

THE FUNDS MAY ENTER INTO SWAP AGREEMENTS. In these transactions, a fund and counterparty agree to swap payments that are based on two different rates. The counterparty is typically a large financial institution, and the term of the swap is specified in advance. For example, a fund may agree that for six months it will pay the counterparty the equivalent of the interest on a given amount invested at LIBOR (the London Interbank Offered Rate). In exchange, the counter-party might agree to pay a fund the equivalent of the same amount invested in a certain bond index during this same six months.

Swap agreements carry certain risks. Because the net gains or losses stemming from a swap agreement depend on the movements of one rate relative to another, a fund could experience unanticipated losses if one or both rates failed to behave as expected. A fund also could lose money if a counterparty failed to honor the terms of a swap agreement.


Schwab Taxable Bond Funds

THE FUNDS MAY LOAN SECURITIES TO CERTAIN BROKERS, DEALERS AND OTHER FINANCIAL INSTITUTIONS WHO PAY THE FUNDS NEGOTIATED FEES. The funds receive cash, letters of credit or U.S. Government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter.

THE FUNDS MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUNDS MAY ALSO SELL SECURITIES SHORT (SELL SECURITIES THEY DO NOT OWN). When they do so, the funds also place assets worth at least 100% of the value of the short securities into segregated accounts, as collateral. If the market value of the short securities subsequently falls, the funds can realize a gain by closing the position. However, if the value rises, the funds typically would have to add to their collateral or close out their short position at a loss. The potential for losses associated with short positions is much greater than the original value of the securities sold short and may exceed amounts recorded in the Statements of Assets and Liabilities.

THE SCHWAB TOTAL BOND MARKET INDEX FUND MAY ENTER INTO MORTGAGE DOLLAR ROLL TRANSACTIONS. In these transactions, the fund sells mortgage-backed securities for delivery in the current month and simultaneously agrees to buy back, on a given date in the future, securities of a similar type, coupon rate and maturity.

THE FUNDS PAY FEES FOR VARIOUS SERVICES. Through their trust, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. For instance, a fund may let other SchwabFunds(R) buy and sell fund shares, particularly Schwab MarketTrack Portfolios(R).

The funds may make direct transactions with certain other SchwabFunds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THE SECURITIES IN THEIR PORTFOLIOS EVERY BUSINESS DAY. The funds use the following policies to value various types of securities:

   BONDS AND NOTES: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

   SECURITIES FOR WHICH NO QUOTED VALUE IS AVAILABLE, INCLUDING RESTRICTED
   SECURITIES: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees.

   SWAP AGREEMENTS: each open contract is valued at a formula that varies with the specific terms of the agreement.

   SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

IF A FUND SELLS SECURITIES SHORT, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and the liability are of equal value and effectively cancel each other out. Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short, and values the asset side according to the value of the proceeds. When the fund closes out a short position (buys the security), it records the outcome as a realized gain or loss. Interest accrued on securities sold short is recorded as an expense on the fund's records.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INTEREST INCOME is recorded as it accrues. If a fund bought a debt security at a discount (that is, for less than its face value) or a premium (more than face value),it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.


Schwab Taxable Bond Funds

GLOSSARY

Words and phrases that appear in financial reports often have specific meanings that are different from their everyday meanings. The glossary below tells you what is meant by the following terms when they are used in this report.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET-BACKED SECURITY A bond or other debt security that represents ownership in a pool of debt obligations such as credit card debt.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

AVERAGE RATE The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed-income securities" or "debt securities."

CALL An early repayment of a bond's principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.

CALL PROTECTION A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COUPON, COUPON RATE The annual rate of interest paid until maturity by the issuer of a debt security.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. See chart below.

CREDIT RISK The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

--------------------------------------------------------------------------------

CREDIT RATINGS

MOST MAJOR BOND ISSUERS ARRANGE WITH A RECOGNIZED INDEPENDENT RATING ORGANIZATION, SUCH AS STANDARD & POOR'S (S&P) OR MOODY'S INVESTORS SERVICE, TO RATE THE CREDITWORTHINESS OF THEIR BONDS. THE SPECTRUM OF THESE RATINGS IS DIVIDED INTO TWO MAJOR CATEGORIES: INVESTMENT GRADE AND BELOW INVESTMENT GRADE (SOMETIMES CALLED "JUNK BONDS"). BONDS RATED BELOW INVESTMENT GRADE RANGE FROM THOSE THAT ARE CONSIDERED TO HAVE SOME VULNERABILITY TO DEFAULT TO THOSE THAT APPEAR ON THE BRINK OF DEFAULT OR ARE IN DEFAULT.

                  Credit                              Capacity to
                  quality                             make payments
                  -------                             -------------
         INVESTMENT GRADE BONDS

                  AAA                                 Strongest

                   AA

                    A

                  BBB                                 Adequate

                     [UP AND DOWN ARROW SPANNING TABLE AND
                   CHANGING DARK TO LIGHT FROM TOP TO BOTTOM]

         -----------------------------------------------------------------------

         BELOW INVESTMENT GRADE BONDS

                   BB                                 Somewhat
                                                      speculative

                    B

                  CCC

                   CC

                    C                                 Highly
                                                      speculative

                    D                                 In default
         -----------------------------------------------------------------------

DISCOUNT RATE The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.

DIVIDEND Money from earnings that is distributed to shareholders as a given amount per share.

DURATION A measure of a bond investment's sensitivity to interest rates. Calculations of duration take into account the investment's yield, interest payments, maturity date and call features. Like maturity, duration is expressed in years, but typically is more accurate than maturity in determining the effect of interest rate movements on a bond investment's price.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

GENERAL OBLIGATION BOND A municipal bond that is secured by the issuer's full faith and credit, which typically is backed by the power of the issuer to levy taxes.

INTEREST Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.

INTEREST RATE RISK The risk that a bond's value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.

MARKET RISK Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as "systematic risk."

MATURITY The date a bond is scheduled to be "retired" and its principal amount returned to the bondholder.

MORTGAGE-BACKED SECURITY A bond or other debt security that represents ownership in a pool of mortgage loans.

MUNI, MUNICIPAL BOND, MUNICIPAL SECURITY Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PREPAYMENT RISK The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.

REVENUE BOND A municipal bond that is issued to finance public works and is secured by revenue from a public works project (such as a highway or stadium) rather than the full faith and credit of the issuer.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the bonds in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

YIELD TO MATURITY The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond's current price and its principal amount, or face value.


Schwab Taxable Bond Funds

NOTES

NOTES

CONTACT SCHWAB

SchwabFunds(R) offers you a complete family of mutual funds, each one based on a time-tested investment approach and using disciplined, clearly defined management strategies.

Actively managed funds include multi-manager stock funds, a fund that uses long-short strategies, and a range of taxable and tax-free bond funds. Index funds include large-cap, small-cap and international stock funds. The list at right shows all currently available SchwabFunds.

Whether you're an experienced investor or just starting out, SchwabFunds can help you achieve your financial goals. Please call 1-800-435-4000 for a free prospectus and brochure for any SchwabFund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current
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METHODS FOR PLACING ORDERS

The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1

www.schwab.com

SCHWAB BY PHONE(TM) 2

Use our automated voice service or speak to a representative. Call
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TELEBROKER(R)

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MAIL

Write to SchwabFunds at:
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When selling or exchanging shares, be sure to include the signatures of at least
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2 Orders placed in person or through a telephone representative are subject to a
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THE SCHWABFUNDS FAMILY

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SCHWAB MONEY FUNDS

Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances
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3 Investments in money market funds are neither insured nor guaranteed by the
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  share, it is possible to lose money.

[CHARLES SCHWAB LOGO]

INVESTMENT ADVISER

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR

SchwabFunds(R)
P.O. Box 3812, Englewood, CO 80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2003 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

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REVISIONS HAVE BEEN MADE ON PAGES 15 AND 16 OF THIS REPORT AND AS A RESULT, IT
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